Capital adequacy - Operational risk and capital buffer requirements (Details)	6 Months Ended
	Jun. 30, 2019	Sep. 19, 2019	Sep. 18, 2019	Dec. 31, 2018
Disclosure of credit risk exposure
Mandatory capital conservation buffer	2.50%
Sweden
Disclosure of credit risk exposure
Countercyclical buffer	2.00%	2.50%	2.00%
Parent Company
Disclosure of credit risk exposure
Countercyclical buffer	1.50%			1.50%
Parent Company | Sweden
Disclosure of credit risk exposure
Capital requirement exposure	68.00%			70.00%
Parent Company | Foreign
Disclosure of credit risk exposure
Countercyclical buffer	0.10%			0.08%
Parent Company | Standardized approach | Operational risk
Disclosure of credit risk exposure
Fiscal years for each business area to calculate income indicators	3 years
Parent Company | Minimum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	15.00%
Parent Company | Maximum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	18.00%